Operating leases	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Operating leases
Operating leases

The Company has operating leases relating to premises, the most significant being its offices in Stavanger, London, Liverpool, Singapore, Houston, Rio de Janeiro and Dubai. In the years ended December 31, 2014, 2013 and 2012 rental expenses amounted to $24 million, $21 million and $25 million, respectively. Future minimum rental payments are as follows:

Year	(In US$ millions)
2015	15
2016	12
2017	10
2018	7
2019	7
2020 and thereafter	21
Total	72